CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Stockholders' Equity [Abstract]
Unrealized gains on derivatives	$ 17,747	$ 2,982
Unrealized gains on marketable securities	$ 350	$ 207
Fair market value of shares	68,000